DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares					Fair Value
	COMMON STOCKS — 5.2%
	BANKING - 5.2%
100,000	First BanCorporation				$ 1,754,000
160,000	Popular, Inc.				14,094,400
	TOTAL COMMON STOCKS (Cost $10,818,656)				15,848,400

	EXCHANGE-TRADED FUNDS — 45.8%
	EQUITY - 45.8%
139,300	iShares MSCI EAFE ETF				11,124,498
160,000	iShares MSCI Emerging Markets ETF				6,572,800
48,000	iShares MSCI India ETF				2,476,320
199,000	iShares Russell 2000 ETF				41,849,700
113,400	SPDR S&P 500 ETF Trust				59,316,138
201,000	Vanguard FTSE Emerging Markets ETF				8,395,770
156,000	VANGUARD MSCI EUROPE ETF				10,505,040
	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,914,545)				140,240,266

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
845,404	Federal National Mortgage Association Series 2011-M1X (Cost $54,459) (b),(c)	SOFR30A + 5.886%	0.5650	07/25/38	67,790

	U.S. GOVERNMENT & AGENCIES — 38.6%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.5%(d)
156,563	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	158,246
8,255	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	8,254
19,257	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	19,266

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.6% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.5%(d) (Continued)
466,712	Federal Home Loan Mortgage Corporation Series J20654	3.0000	08/01/27	$ 448,303
44,078	Federal Home Loan Mortgage Corporation Series C10178	6.5000	05/01/28	45,558
142,413	Federal Home Loan Mortgage Corporation Series P51380	5.5000	03/01/36	141,364
150,509	Federal Home Loan Mortgage Corporation Series C02554	6.0000	06/01/36	155,852
4,025,967	Federal Home Loan Mortgage Corporation Series SB0645	2.0000	12/01/36	3,580,807
				4,557,650
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 9.4%(d)
612	Federal National Mortgage Association Series 426646	8.0000	10/01/24	610
1,552	Federal National Mortgage Association Series 426645	8.5000	10/01/24	1,548
45,354	Federal National Mortgage Association Series 426651	6.5000	03/01/26	46,477
4,736	Federal National Mortgage Association Series 511569	8.5000	07/01/26	4,729
87,271	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	85,006
13,252	Federal National Mortgage Association Series 367023	7.5000	11/01/26	13,238
156,550	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	152,275
20,885	Federal National Mortgage Association Series 367025	8.0000	12/01/26	20,869
426,097	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	409,863
52,774	Federal National Mortgage Association Series 426649	7.0000	02/01/27	54,437
188,287	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	182,275
7,166	Federal National Mortgage Association Series 374925	7.5000	03/01/27	7,158
305,142	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	295,333
237,969	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	228,668
4,460	Federal National Mortgage Association Series 426647	7.5000	06/01/27	4,456
903,581	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	867,369
382,639	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	369,673
728,463	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	696,552
76,771	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	73,178
839,676	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	801,187
493,514	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	473,351
605,843	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	574,138
355,802	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	336,845
54,895	Federal National Mortgage Association Series 488061	7.0000	04/01/29	56,633
527,802	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	506,130
1,084,847	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	1,038,043
1,132,430	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	1,083,382

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 9.4%(d) (Continued)
1,105,302	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	$ 1,057,998
672,118	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	636,131
78,734	Federal National Mortgage Association Series 504137	7.5000	07/01/29	78,345
34,834	Federal National Mortgage Association Series 504148	7.5000	08/01/29	34,602
554,944	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	525,794
31,902	Federal National Mortgage Association Series 523120	7.0000	01/01/30	32,903
634,722	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	602,520
13,727	Federal National Mortgage Association Series 523123	7.5000	02/01/30	13,710
148,588	Federal National Mortgage Association Series 567014	6.5000	03/01/31	153,103
621,752	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	587,381
141,025	Federal National Mortgage Association Series 573448	6.5000	04/01/31	145,420
673,813	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	634,848
907,066	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	837,209
404,802	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	383,161
657,329	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	618,770
670,284	Federal National Mortgage Association Series 695394	5.0000	06/01/33	674,598
182,801	Federal National Mortgage Association Series 850040	6.5000	06/01/36	190,386
1,526,311	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,389,773
88,169	Federal National Mortgage Association Series 931180	5.5000	04/01/39	90,099
451,859	Federal National Mortgage Association Series 953131	4.5000	09/01/39	443,719
2,305,760	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,187,737
1,444,451	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,370,138
1,516,853	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,438,852
549,943	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	485,402
761,490	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	674,960
4,358,542	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,835,412
1,430,746	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,259,317
				28,765,711
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 27.7%
1,102	Government National Mortgage Association Series 406062	7.5000	01/15/25	1,100
2,128	Government National Mortgage Association Series 406065	7.5000	01/15/25	2,124
4,179	Government National Mortgage Association Series 439194	7.5000	08/15/25	4,172
16,250	Government National Mortgage Association Series 425509	8.0000	09/15/25	16,252
47,633	Government National Mortgage Association Series 705899	3.5000	01/15/26	46,659

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 27.7% (Continued)
7,577	Government National Mortgage Association Series 385183	7.5000	01/15/26	$ 7,561
16,162	Government National Mortgage Association Series 5127	4.0000	07/20/26	15,760
174,581	Government National Mortgage Association Series 711631	3.5000	02/15/27	169,709
44,105	Government National Mortgage Association Series 5310	3.5000	02/20/27	42,555
290,832	Government National Mortgage Association Series 705941	3.0000	04/15/27	281,070
143,117	Government National Mortgage Association Series 711651	3.5000	05/15/27	139,038
566,174	Government National Mortgage Association Series 740018	3.5000	07/15/27	549,129
278,986	Government National Mortgage Association Series 705951	2.5000	08/15/27	267,101
553,843	Government National Mortgage Association Series 744440	3.5000	10/15/27	537,004
212,516	Government National Mortgage Association Series 705956	2.5000	11/15/27	202,462
22,634	Government National Mortgage Association Series 711707	2.5000	01/15/28	21,670
168,928	Government National Mortgage Association Series 767026	2.5000	02/15/28	160,941
245,951	Government National Mortgage Association Series 721979	2.5000	03/15/28	233,836
299,564	Government National Mortgage Association Series 722012	3.0000	09/15/28	286,811
241,814	Government National Mortgage Association Series 722016	2.5000	12/15/28	228,451
258,829	Government National Mortgage Association Series 722033	3.0000	06/15/29	247,553
38,546	Government National Mortgage Association Series 626932	3.0000	04/15/30	36,171
84,495	Government National Mortgage Association Series 548539	6.0000	10/15/31	86,698
319,210	Government National Mortgage Association Series 635142	3.0000	11/20/31	297,952
48,907	Government National Mortgage Association Series 636427	6.0000	11/15/34	50,003
53,212	Government National Mortgage Association Series 636567	6.0000	07/15/35	54,415
60,810	Government National Mortgage Association Series 643754	6.0000	10/15/35	62,363
161,488	Government National Mortgage Association Series 592885	6.0000	05/15/36	167,515
1,727,523	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,839,998
1,289,124	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,201,080
586,598	Government National Mortgage Association Series 767055	3.0000	05/15/38	530,871
621,658	Government National Mortgage Association Series 767066	3.0000	06/15/38	562,609
2,013,713	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,880,770
687,563	Government National Mortgage Association Series 678638	4.5000	08/15/39	694,454
535,119	Government National Mortgage Association Series 678639	5.0000	08/15/39	554,790
1,641,597	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,658,068
120,629	Government National Mortgage Association Series 719894	4.5000	09/15/39	121,838
960,609	Government National Mortgage Association Series 678642	5.0000	09/15/39	995,917
522,226	Government National Mortgage Association Series 678645	4.5000	10/15/39	527,466

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 27.7% (Continued)
425,252	Government National Mortgage Association Series 678646	5.0000	10/15/39	$ 440,885
405,477	Government National Mortgage Association Series 678643	5.5000	11/15/39	417,474
351,215	Government National Mortgage Association Series 678660	5.0000	03/15/40	364,129
400,628	Government National Mortgage Association Series 722009	3.5000	07/15/40	374,040
1,589,459	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,561,829
354,271	Government National Mortgage Association Series 705894	4.5000	11/15/40	357,823
491,955	Government National Mortgage Association Series 705937	4.0000	01/15/42	483,404
1,756,214	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,637,751
46,257	Government National Mortgage Association Series 5302	3.5000	02/20/42	41,847
1,910,546	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,759,777
1,717,414	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,554,094
1,760,341	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,592,921
1,560,807	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,455,453
816,730	Government National Mortgage Association Series 722008	3.0000	08/15/43	736,023
1,109,037	Government National Mortgage Association Series 722010	3.5000	08/15/43	1,034,218
642,826	Government National Mortgage Association Series 722011	4.0000	08/15/43	631,647
1,979,889	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,846,231
617,508	Government National Mortgage Association Series 722020	3.0000	12/15/43	550,379
1,738,980	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,621,596
3,290,791	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,068,736
1,944,880	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,813,650
2,525,857	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,355,331
1,697,017	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,495,082
2,531,910	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,253,502
7,962,599	Government National Mortgage Association Series 626934	3.0000	04/20/45	6,934,435
4,922,841	Government National Mortgage Association Series 626941	3.0000	05/15/45	4,381,675
2,800,573	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,492,552
2,272,976	Government National Mortgage Association Series AE3319	3.0000	07/15/46	2,023,013
1,361,393	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,211,667
1,638,333	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,426,779
2,143,702	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,907,868
992,119	Government National Mortgage Association Series 635153	3.0000	12/20/46	871,347
1,963,284	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,739,964
1,895,388	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,651,254

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 27.7% (Continued)
545,064	Government National Mortgage Association Series BC3027	3.0000	03/15/48	$ 485,108
2,083,041	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,843,557
3,148,411	Government National Mortgage Association Series BE1665	4.0000	05/20/48	3,089,658
2,641,298	Government National Mortgage Association	4.0000	09/15/48	2,595,295
972,770	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	896,032
690,034	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	635,612
2,728,855	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,681,353
1,903,572	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,870,417
1,003,108	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	923,966
936,698	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	864,188
				84,757,498
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $128,575,474)			118,080,859

Shares
	SHORT-TERM INVESTMENT — 9.8%
	MONEY MARKET FUND - 9.8%
30,062,043	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.19% (Cost $30,062,043)(e)			30,062,043

	TOTAL INVESTMENTS - 99.4% (Cost $283,425,177)			$ 304,299,358
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%			1,748,615
	NET ASSETS - 100.0%			$ 306,047,973

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2024.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
€	Rate disclosed is the seven day effective yield as of March 31, 2024.